Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Bharat Dynamics Ltd.	215,723	$2,942,808
Data Patterns India Ltd.(a)	59,433	1,767,222
Garden Reach Shipbuilders & Engineers Ltd.	66,475	1,324,686
Paras Defence & Space Technologies Ltd.(a)	36,213	463,141
		6,497,857
Air Freight & Logistics — 1.0%
Allcargo Logistics Ltd.	695,556	443,033
Blue Dart Express Ltd.	14,076	1,251,909
Delhivery Ltd.(a)	1,212,953	4,832,679
Gateway Distriparks Ltd.	804,386	788,486
Mahindra Logistics Ltd.(b)	78,341	355,275
Transport Corp. of India Ltd.	55,699	706,030
TVS Supply Chain Solutions Ltd./India, NVS(a)	267,264	561,301
		8,938,713
Automobile Components — 4.8%
Apollo Tyres Ltd.	678,986	4,109,803
Asahi India Glass Ltd.	169,227	1,373,527
Banco Products India Ltd.	50,616	695,491
Ceat Ltd.	47,201	1,725,881
CIE Automotive India Ltd.	311,160	1,773,240
Dynamatic Technologies Ltd.	7,867	719,996
Endurance Technologies Ltd.(b)	82,961	2,310,737
Exide Industries Ltd.	995,552	5,345,429
Gabriel India Ltd.	153,056	805,318
JBM Auto Ltd.	55,938	1,040,190
JK Tyre & Industries Ltd.	244,746	1,111,551
Minda Corp. Ltd.	197,889	1,164,345
Motherson Sumi Wiring India Ltd.	4,153,652	3,155,858
Pricol Ltd.(a)	169,169	971,722
Sansera Engineering Ltd.(b)	99,988	1,883,352
Sharda Motor Industries Ltd.	23,607	573,176
Shriram Pistons & Rings Ltd.	25,560	654,302
Sundaram Finance Holdings Ltd.	209,664	781,890
Sundram Fasteners Ltd.	247,861	3,385,181
Suprajit Engineering Ltd.	163,801	901,287
TVS Holdings Ltd.	11,744	1,641,384
UNO Minda Ltd.	471,228	5,884,266
Varroc Engineering Ltd.(a)(b)	87,188	537,331
ZF Commercial Vehicle Control Systems India Ltd.	15,662	2,316,694
		44,861,951
Banks — 2.9%
Bandhan Bank Ltd.(b)	1,852,502	3,714,384
City Union Bank Ltd.	852,366	1,814,500
DCB Bank Ltd.	361,226	529,940
Equitas Small Finance Bank Ltd.(b)	1,303,867	964,916
Federal Bank Ltd.	4,279,575	10,704,058
Jammu & Kashmir Bank Ltd. (The)	1,038,742	1,201,884
Karnataka Bank Ltd. (The)	434,273	1,092,567
Karur Vysya Bank Ltd. (The)	928,982	2,608,467
RBL Bank Ltd.(b)	1,051,384	1,934,383
South Indian Bank Ltd. (The)	2,975,221	857,432
Tamilnad Mercantile Bank Ltd., NVS	182,654	1,024,715
Ujjivan Small Finance Bank Ltd.(b)	2,192,385	927,352
		27,374,598
Beverages — 0.7%
Radico Khaitan Ltd.	172,255	5,020,386
Sula Vineyards Ltd., NVS	130,376	669,049
Tilaknagar Industries Ltd.	227,421	1,104,147
		6,793,582
Security	Shares	Value
Biotechnology — 0.5%
Biocon Ltd.	979,929	$4,247,652
Broadline Retail — 0.3%
RattanIndia Enterprises Ltd.(a)	815,242	637,537
Shoppers Stop Ltd.(a)	91,609	648,885
V-Mart Retail Ltd.(a)	23,090	1,084,578
		2,371,000
Building Products — 1.4%
Blue Star Ltd.	313,601	6,888,635
Cera Sanitaryware Ltd.	13,728	1,204,389
Electrosteel Castings Ltd.	716,814	1,298,740
Greenlam Industries Ltd.	75,268	509,651
Kajaria Ceramics Ltd.	206,331	2,955,405
Prince Pipes & Fittings Ltd.	104,989	531,353
		13,388,173
Capital Markets — 5.6%
360 ONE WAM Ltd.	341,339	4,518,758
Aditya Birla Sun Life Asset Management Co. Ltd.	135,977	1,392,762
Anand Rathi Wealth Ltd.	39,062	1,927,268
Angel One Ltd.	105,615	3,634,287
Central Depository Services India Ltd.	239,724	4,669,957
Choice International Ltd.(a)	117,591	739,426
CRISIL Ltd.	43,131	2,738,047
Edelweiss Financial Services Ltd.	1,204,524	1,759,344
ICICI Securities Ltd.(b)	187,940	1,943,550
ICRA Ltd.	10,288	835,611
IIFL Securities Ltd.	291,590	1,131,592
Indian Energy Exchange Ltd.(b)	1,031,381	2,157,333
JM Financial Ltd.	898,555	1,454,306
JSW Holdings Ltd./India(a)	7,800	1,305,746
Kfin Technologies Ltd.	202,187	2,794,569
Maharashtra Scooters Ltd.	6,496	724,444
Motilal Oswal Financial Services Ltd.	350,436	3,825,320
Multi Commodity Exchange of India Ltd.	58,954	4,328,903
Nippon Life India Asset Management Ltd.(b)	370,982	3,018,149
Nuvama Wealth Management Ltd., NVS	25,278	1,967,258
Prudent Corporate Advisory Services Ltd., NVS	29,305	1,055,842
Share India Securities Ltd.	151,759	521,896
Tata Investment Corp. Ltd.	29,459	2,320,288
UTI Asset Management Co. Ltd.	105,005	1,617,535
		52,382,191
Chemicals — 8.7%
Aarti Industries Ltd.	427,536	2,274,608
Advanced Enzyme Technologies Ltd.	103,819	465,735
Akzo Nobel India Ltd.	21,044	924,723
Alkyl Amines Chemicals	36,707	855,566
Anupam Rasayan India Ltd.	53,826	467,394
Archean Chemical Industries Ltd., NVS	128,881	1,090,290
Atul Ltd.	31,000	2,681,010
Balaji Amines Ltd.	26,208	641,288
BASF India Ltd.	25,630	1,825,043
Bayer CropScience Ltd.	31,858	2,148,204
Carborundum Universal Ltd.	267,193	4,623,468
Castrol India Ltd.	920,228	2,193,687
Chambal Fertilisers and Chemicals Ltd.	378,339	2,314,491
Chemplast Sanmar Ltd.(a)	165,747	981,187
Clean Science & Technology Ltd.	49,441	752,901
Coromandel International Ltd.	276,195	5,861,281
DCM Shriram Ltd.	55,183	754,564
Deepak Fertilisers & Petrochemicals Corp. Ltd.	148,839	2,428,277
Deepak Nitrite Ltd.	127,773	4,130,488

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Dhanuka Agritech Ltd.	32,016	$574,779
EID Parry India Ltd.	209,814	2,135,397
Epigral Ltd.	28,932	714,787
Fine Organic Industries Ltd.	17,795	1,096,896
Fineotex Chemical Ltd.	77,280	323,084
Finolex Industries Ltd.	587,748	1,874,343
Galaxy Surfactants Ltd.	25,044	833,747
Garware Hi-Tech Films Ltd.	18,875	1,104,477
GHCL Ltd.	148,904	1,062,257
Gujarat Alkalies & Chemicals Ltd.	45,207	421,229
Gujarat Fluorochemicals Ltd.	64,855	3,045,867
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	189,662	1,439,058
Gujarat State Fertilizers & Chemicals Ltd.	508,695	1,353,802
Gulf Oil Lubricants India Ltd.	40,658	533,324
Himadri Speciality Chemical Ltd.	404,522	2,531,005
Indigo Paints Ltd.	49,755	846,848
Jubilant Ingrevia Ltd.	167,589	1,560,049
Kansai Nerolac Paints Ltd.	471,485	1,570,875
Laxmi Organic Industries Ltd.	195,736	610,876
Navin Fluorine International Ltd.	69,944	2,912,500
Neogen Chemicals Ltd.	24,496	609,413
NOCIL Ltd.	220,472	689,693
Paradeep Phosphates Ltd., NVS(b)	779,295	1,027,910
PCBL Ltd.	401,864	2,073,740
Rain Industries Ltd.	428,205	782,052
Rallis India Ltd.	203,055	800,719
Rashtriya Chemicals & Fertilizers Ltd.	319,814	680,657
Rossari Biotech Ltd.	39,440	382,745
Sudarshan Chemical Industries Ltd.	80,343	1,017,580
Sumitomo Chemical India Ltd.	290,395	1,899,128
Supreme Petrochem Ltd., NVS	152,778	1,294,510
Tata Chemicals Ltd.	327,742	4,321,285
Vinati Organics Ltd.	61,314	1,355,399
		80,894,236
Commercial Services & Supplies — 0.6%
CMS Info Systems Ltd.	365,835	2,153,876
Doms Industries Ltd.	35,792	1,272,847
ION Exchange India Ltd., NVS	191,495	1,504,452
SIS Ltd.(a)	103,631	467,068
		5,398,243
Communications Equipment — 0.5%
Astra Microwave Products Ltd.	110,082	1,044,270
Sterlite Technologies Ltd.(a)	575,334	805,259
Tejas Networks Ltd.(a)(b)	161,611	2,531,402
		4,380,931
Construction & Engineering — 4.4%
Ahluwalia Contracts India Ltd.	71,421	848,075
Ashoka Buildcon Ltd.(a)	299,467	885,673
Bondada Engineering Ltd.	76,244	496,081
Dilip Buildcon Ltd.(b)	84,984	486,363
Engineers India Ltd.	599,492	1,434,167
G R Infraprojects Ltd.(a)	56,289	1,093,641
GMR Power & Urban Infra Ltd.(a)	337,280	461,052
HG Infra Engineering Ltd.	37,163	587,330
Hindustan Construction Co. Ltd.(a)	2,773,574	1,411,279
Inox Green Energy Services Ltd.(a)	221,903	391,201
IRB Infrastructure Developers Ltd., NVS	4,232,938	2,687,010
IRCON International Ltd.(b)	771,862	1,923,086
ITD Cementation India Ltd.	202,635	1,256,878
J Kumar Infraprojects Ltd.	78,602	702,843
Kalpataru Projects International Ltd.	247,471	3,351,595
Security	Shares	Value
Construction & Engineering (continued)
KEC International Ltd.	314,002	$3,932,285
KNR Constructions Ltd.	364,910	1,414,202
Man Infraconstruction Ltd.	258,553	718,531
NBCC India Ltd.	2,226,605	2,629,067
NCC Ltd./India	957,885	3,526,109
Patel Engineering Ltd.(a)	979,863	619,050
PNC Infratech Ltd.	267,933	942,210
Power Mech Projects Ltd.	33,109	1,112,789
Praj Industries Ltd.	281,656	2,755,827
Sterling and Wilson Renewable(a)	243,618	1,405,535
Techno Electric & Engineering Co. Ltd.	123,465	2,161,807
Waaree Renewable Technologies Ltd., NVS	61,431	1,074,067
Welspun Enterprises Ltd.	96,582	610,336
		40,918,089
Construction Materials — 1.7%
Birla Corp. Ltd.	64,403	948,825
HeidelbergCement India Ltd.	160,442	413,956
India Cements Ltd. (The)(a)	328,990	1,428,837
JK Cement Ltd.	81,275	4,125,286
JK Lakshmi Cement Ltd.	136,858	1,265,920
Kesoram Industries Ltd.(a)	258,205	665,061
Nuvoco Vistas Corp. Ltd.(a)	254,135	1,057,240
Orient Cement Ltd.	241,875	984,005
Prism Johnson Ltd.(a)	297,682	665,161
Ramco Cements Ltd. (The)	249,013	2,996,693
Rhi Magnesita India Ltd.	142,506	879,428
Star Cement Ltd.(a)	235,301	511,316
		15,941,728
Consumer Finance — 2.1%
Cholamandalam Financial Holdings Ltd.	221,784	4,291,638
CreditAccess Grameen Ltd.	129,961	1,390,784
Five-Star Business Finance Ltd., NVS(a)	411,596	3,202,618
Mahindra & Mahindra Financial Services Ltd.	1,165,217	3,781,047
Manappuram Finance Ltd.	1,291,165	2,396,087
MAS Financial Services Ltd.(b)	149,042	490,387
Paisalo Digital Ltd.	1,205,708	732,877
Poonawalla Fincorp Ltd.	550,440	2,314,773
SBFC Finance Ltd., NVS(a)	761,946	786,302
Spandana Sphoorty Financial Ltd.(a)	67,419	317,339
		19,703,852
Consumer Staples Distribution & Retail — 0.2%
Medplus Health Services Ltd.(a)	170,065	1,575,335
Containers & Packaging — 0.4%
AGI Greenpac Ltd.	44,770	509,653
EPL Ltd.	338,178	1,028,519
Jai Corp. Ltd.	99,806	433,837
Time Technoplast Ltd.	242,602	1,294,816
		3,266,825
Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd., NVS	178,663	994,107
Diversified Telecommunication Services — 0.5%
HFCL Ltd.	1,695,843	2,601,065
Railtel Corp. of India Ltd.	228,218	1,110,469
Tata Teleservices Maharashtra Ltd.(a)	1,134,311	1,060,531
		4,772,065
Electric Utilities — 0.8%
CESC Ltd.	1,407,243	2,906,095
Reliance Infrastructure Ltd.(a)	560,718	1,858,328

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
SJVN Ltd.	1,854,188	$2,534,522
		7,298,945
Electrical Equipment — 4.5%
Amara Raja Energy & Mobility Ltd.	257,214	3,910,734
Bharat Bijlee Ltd.	15,999	735,891
Elecon Engineering Co. Ltd.	182,293	1,264,018
Finolex Cables Ltd.	162,380	2,213,536
GE T&D India Ltd.	239,930	5,000,569
Graphite India Ltd.	160,946	995,954
HBL Power Systems Ltd.	257,348	1,905,636
HEG Ltd.	156,747	822,426
Inox Wind Energy Ltd.(a)	5,600	672,331
Inox Wind Ltd.(a)	1,384,125	3,140,837
KEI Industries Ltd.	138,162	7,078,181
Olectra Greentech Ltd.	97,052	1,842,076
RR Kabel Ltd., NVS	80,015	1,365,469
Schneider Electric Infrastructure Ltd.(a)	113,767	1,119,060
TD Power Systems Ltd.	241,668	1,251,516
Transformers & Rectifiers India Ltd.	121,918	1,452,009
Triveni Turbine Ltd.	336,577	3,075,336
V-Guard Industries Ltd.	461,850	2,282,631
Voltamp Transformers Ltd.	15,277	1,841,321
		41,969,531
Electronic Equipment, Instruments & Components — 1.7%
Avalon Technologies Ltd., NVS(a)(b)	60,171	688,469
Cyient DLM Ltd., NVS(a)	92,293	766,533
Genus Power Infrastructures Ltd.	215,051	1,126,761
Kaynes Technology India Ltd., NVS(a)	60,404	4,293,752
PG Electroplast Ltd.	275,570	2,366,332
Redington Ltd.	1,385,469	3,244,698
Syrma SGS Technology Ltd.	143,813	967,403
Zen Technologies Ltd.	95,853	2,161,764
		15,615,712
Entertainment — 0.7%
Nazara Technologies Ltd.(a)	81,258	966,034
PVR Inox Ltd.(a)	172,830	3,157,978
Saregama India Ltd.	156,625	946,098
Tips Industries Ltd.	105,550	1,075,456
		6,145,566
Financial Services — 4.2%
Aadhar Housing Finance Ltd.(a)	202,813	1,042,249
Aavas Financiers Ltd.(a)	139,578	2,772,611
Aptus Value Housing Finance India Ltd.	522,751	1,984,134
Can Fin Homes Ltd.	189,071	1,849,780
Home First Finance Co. India Ltd.(b)	104,633	1,305,954
IFCI Ltd.(a)	1,533,389	1,162,945
IIFL Finance Ltd.	548,590	2,739,575
India Shelter Finance Corp. Ltd.(a)	76,013	576,864
Infibeam Avenues Ltd.	2,635,945	847,023
L&T Finance Ltd.	1,748,862	2,958,582
LIC Housing Finance Ltd.	709,986	5,383,844
One 97 Communications Ltd., NVS(a)	672,327	7,209,447
Piramal Enterprises Ltd.	240,375	3,379,756
PNB Housing Finance Ltd.(a)(b)	335,520	3,548,916
Sammaan Capital Ltd.	1,204,748	2,401,548
		39,163,228
Food Products — 1.8%
Avanti Feeds Ltd.	95,797	665,890
Bajaj Hindusthan Sugar Ltd.(a)	1,778,791	709,233
Balrampur Chini Mills Ltd.	285,699	1,982,706
Bikaji Foods International Ltd.	145,285	1,385,190
Security	Shares	Value
Food Products (continued)
Bombay Burmah Trading Co.	41,094	$1,173,714
CCL Products India Ltd.	170,587	1,600,146
Dodla Dairy Ltd., NVS	48,607	707,692
Gujarat Ambuja Exports Ltd.	322,749	475,767
Heritage Foods Ltd.	96,924	563,278
Hindustan Foods Ltd.(a)	83,440	548,911
Kaveri Seed Co. Ltd.	42,142	431,638
KRBL Ltd.	132,819	485,705
LT Foods Ltd.	282,083	1,329,252
Mrs Bectors Food Specialities Ltd.	72,423	1,555,064
Piccadily Agro Industries Ltd., NVS(a)	54,743	492,420
Shree Renuka Sugars Ltd.(a)	1,498,538	758,166
Triveni Engineering & Industries Ltd.	177,824	843,399
Zydus Wellness Ltd.	45,035	1,079,376
		16,787,547
Gas Utilities — 0.9%
Gujarat Gas Ltd.	326,147	1,854,325
Gujarat State Petronet Ltd.	663,289	2,788,602
Indraprastha Gas Ltd.	657,252	2,552,195
Mahanagar Gas Ltd.	114,636	1,620,135
		8,815,257
Ground Transportation — 0.1%
VRL Logistics Ltd.	79,993	513,824
Health Care Equipment & Supplies — 0.3%
Poly Medicure Ltd.	83,636	2,758,388
Health Care Providers & Services — 3.4%
Aster DM Healthcare Ltd.(b)	530,290	3,144,150
Dr Lal PathLabs Ltd.(b)	88,211	3,138,391
Entero Healthcare Solutions Ltd.(a)	30,782	493,472
Fortis Healthcare Ltd.	1,151,625	9,009,539
Global Health Ltd., NVS(a)	189,046	2,409,355
HealthCare Global Enterprises Ltd.(a)	103,365	614,956
Jupiter Life Line Hospitals Ltd.	46,314	830,216
Krishna Institute of Medical Sciences Ltd.(a)(b)	561,251	3,915,979
Metropolis Healthcare Ltd.(b)	59,597	1,514,324
Narayana Hrudayalaya Ltd.	167,675	2,519,971
Rainbow Children's Medicare Ltd.	120,143	2,259,926
Vijaya Diagnostic Centre Pvt Ltd.	121,050	1,673,565
		31,523,844
Hotels, Restaurants & Leisure — 1.6%
Chalet Hotels Ltd.(a)	180,205	1,902,886
Devyani International Ltd.(a)	984,534	1,931,862
Easy Trip Planners Ltd., NVS	2,495,168	533,256
EIH Ltd.	511,754	2,301,218
Juniper Hotels Ltd.(a)	129,106	550,097
Lemon Tree Hotels Ltd.(a)(b)	1,120,541	1,736,938
Mahindra Holidays & Resorts India Ltd.(a)	140,626	616,643
Restaurant Brands Asia Ltd.(a)	940,260	969,538
Sapphire Foods India Ltd.(a)	528,158	2,044,010
Thomas Cook India Ltd.	388,752	959,632
Westlife Foodworld Ltd.(a)	144,769	1,300,322
Wonderla Holidays Ltd.	41,545	408,771
		15,255,173
Household Durables — 2.2%
Amber Enterprises India Ltd.(a)	43,483	3,128,796
Bajaj Electricals Ltd.	95,599	867,953
Cello World Ltd., NVS	128,165	1,201,556
Crompton Greaves Consumer Electricals Ltd.	1,510,513	7,341,547
Eureka Forbes Ltd.(a)	159,756	1,156,878
LA Opala RG Ltd.	96,506	371,613

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Orient Electric Ltd.	302,825	$842,749
Sheela Foam Ltd.(a)	89,751	894,492
Symphony Ltd.	39,744	634,302
TTK Prestige Ltd.	94,452	945,909
Whirlpool of India Ltd.	149,309	3,275,160
		20,660,955
Household Products — 0.2%
Jyothy Labs Ltd.	347,513	1,731,714
Independent Power and Renewable Electricity Producers — 1.1%
Jaiprakash Power Ventures Ltd.(a)	7,995,832	1,749,596
KPI Green Energy Ltd.(b)	139,348	1,308,602
NLC India Ltd.	817,053	2,514,890
PTC India Ltd.	515,259	1,063,013
RattanIndia Power Ltd.(a)	6,280,951	993,756
Reliance Power Ltd.(a)	6,117,069	2,801,670
		10,431,527
Industrial Conglomerates — 1.3%
3M India Ltd.	6,650	2,543,742
Apar Industries Ltd.	42,326	5,069,477
Balmer Lawrie & Co. Ltd.	136,926	372,945
Godrej Industries Ltd.(a)	159,289	2,033,243
Nava Ltd.	154,756	1,946,774
		11,966,181
Insurance — 1.5%
Go Digit General Insurance Ltd.(a)	434,947	1,764,574
Max Financial Services Ltd.(a)	607,435	8,169,289
Religare Enterprises Ltd.(a)	232,801	691,434
Star Health & Allied Insurance Co. Ltd.(a)	552,191	3,077,879
		13,703,176
Interactive Media & Services — 0.1%
Just Dial Ltd.(a)	49,221	645,853
Odigma Consultancy Solutions, NVS(a)	29,902	48,504
		694,357
IT Services — 3.1%
Coforge Ltd.	148,691	15,343,548
Cyient Ltd.	194,940	4,288,462
Happiest Minds Technologies Ltd.	178,337	1,531,315
Magellanic Cloud Ltd.	339,091	352,590
Mastek Ltd.	36,044	1,356,513
Protean eGov Technologies Ltd.	47,731	1,008,258
Sonata Software Ltd.	393,866	2,923,326
Zensar Technologies Ltd.	267,539	2,413,911
		29,217,923
Life Sciences Tools & Services — 0.6%
Indegene Ltd.(a)	112,894	912,984
Syngene International Ltd.(b)	424,960	4,738,393
		5,651,377
Machinery — 5.8%
Action Construction Equipment Ltd.	97,337	1,511,599
AIA Engineering Ltd.	98,509	4,079,561
Anup Engineering Ltd. (The)	23,594	1,022,125
Azad Engineering Ltd., NVS(a)	48,023	986,500
Balu Forge Industries Ltd.	74,272	656,340
BEML Ltd., (Acquired 09/19/22, Cost: $1,091,695)(c)	44,294	2,229,315
Craftsman Automation Ltd.	28,294	1,712,347
Elgi Equipments Ltd.	446,442	3,387,032
ESAB India Ltd.	10,691	765,976
Force Motors Ltd.	10,713	875,500
GMM Pfaudler Ltd.	68,939	998,733
Security	Shares	Value
Machinery (continued)
Grindwell Norton Ltd.	103,306	$2,575,057
Happy Forgings Ltd.	54,878	714,616
Ingersoll Rand India Ltd.	18,730	1,002,237
Inox India Ltd., NVS(a)	53,214	717,234
ISGEC Heavy Engineering Ltd.	60,522	1,030,066
Jain Irrigation Systems Ltd.(a)	693,206	594,477
Jamna Auto Industries Ltd.	423,528	518,216
Jupiter Wagons Ltd., NVS	348,673	2,039,563
Kennametal India Ltd.	12,449	446,326
Kirloskar Brothers Ltd.	55,028	1,487,050
Kirloskar Oil Engines Ltd.	187,811	2,499,762
Kirloskar Pneumatic Co. Ltd., NVS	84,740	1,774,053
KSB Ltd.	144,124	1,422,577
Lakshmi Machine Works Ltd.	8,845	1,704,605
Lloyds Engineering Works Ltd., NVS	1,195,470	1,077,872
MTAR Technologies Ltd.(a)	47,168	1,000,094
Rolex Rings Ltd.(a)	32,124	771,721
Shakti Pumps India Ltd.	111,600	1,030,596
SKF India Ltd.	57,722	3,426,234
Tega Industries Ltd., NVS	38,177	777,989
Texmaco Rail & Engineering Ltd.	467,804	1,183,961
Timken India Ltd.	88,701	3,552,065
Titagarh Rail System Ltd.	189,631	2,718,231
Vesuvius India Ltd.	19,228	1,224,269
		53,513,899
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	377,121	1,050,844
Media — 1.0%
Affle India Ltd.(a)	148,971	2,864,991
DB Corp. Ltd.	109,278	404,151
Network18 Media & Investments Ltd.(a)	1,266,564	1,184,856
Sun TV Network Ltd.	232,425	2,090,460
Zee Entertainment Enterprises Ltd.	1,697,003	2,603,944
		9,148,402
Metals & Mining — 3.3%
Godawari Power and Ispat Ltd.	558,707	1,251,503
Gravita India Ltd.	56,085	1,448,426
Hindustan Copper Ltd.	676,360	2,217,813
Jai Balaji Industries Ltd., NVS(a)	86,085	928,986
Jindal Saw Ltd.	529,658	1,934,183
Kirloskar Ferrous Industries Ltd.	153,709	1,092,544
Maharashtra Seamless Ltd.	93,015	709,500
Mishra Dhatu Nigam Ltd.(b)	115,146	473,036
MOIL Ltd.	143,136	537,013
National Aluminium Co. Ltd.	1,937,476	5,572,603
NMDC Steel Ltd., NVS(a)	1,728,428	944,135
Orissa Minerals Development Co. Ltd. (The)(a)	4,972	461,731
PTC Industries Ltd., NVS(a)	8,830	1,254,636
Ramkrishna Forgings Ltd.	192,026	2,202,945
Ratnamani Metals & Tubes Ltd.	65,256	2,655,352
Sandur Manganese & Iron Ores Ltd. (The)	95,424	571,627
Sarda Energy & Minerals Ltd., NVS	210,235	1,116,065
Shivalik Bimetal Controls Ltd., NVS	52,848	347,293
Shyam Metalics & Energy Ltd.	131,501	1,303,098
Surya Roshni Ltd., NVS	75,837	514,618
Usha Martin Ltd.	321,825	1,449,543
Welspun Corp. Ltd.	217,443	1,999,234
		30,985,884
Office REITs — 1.4%
Brookfield India Real Estate Trust(b)	511,856	1,751,049

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Embassy Office Parks REIT	2,002,060	$8,800,688
Mindspace Business Parks REIT(b)	489,673	2,135,314
		12,687,051
Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	329,588	3,548,948
Chennai Petroleum Corp. Ltd.	120,963	899,138
Great Eastern Shipping Co. Ltd. (The)	234,649	3,061,800
Gujarat Mineral Development Corp. Ltd.	186,853	765,399
		8,275,285
Paper & Forest Products — 0.7%
Aditya Birla Real Estate Ltd.	117,821	3,842,447
Century Plyboards India Ltd.	129,198	1,111,440
Greenpanel Industries Ltd.	146,479	603,298
JK Paper Ltd.	176,935	888,821
West Coast Paper Mills Ltd.	62,828	427,574
		6,873,580
Passenger Airlines — 0.1%
SpiceJet Ltd.(a)	1,500,637	1,104,625
Personal Care Products — 0.7%
Emami Ltd.	466,133	3,783,218
Gillette India Ltd.	15,375	1,788,501
Honasa Consumer Ltd., NVS(a)	301,175	943,574
		6,515,293
Pharmaceuticals — 7.9%
Aarti Drugs Ltd.	86,321	471,350
Aarti Pharmalabs Ltd., NVS	98,463	741,582
Aether Industries Ltd., NVS(a)	63,613	620,513
Ajanta Pharma Ltd.	103,338	3,706,693
Alembic Pharmaceuticals Ltd.	114,136	1,478,623
AMI Organics Ltd.	47,480	1,207,581
AstraZeneca Pharma India Ltd.	11,828	921,395
Caplin Point Laboratories Ltd.	45,000	1,172,480
Concord Biotech Ltd., NVS	61,701	1,557,676
Eris Lifesciences Ltd.(a)(b)	112,734	1,923,477
FDC Ltd./India	112,201	681,104
Gland Pharma Ltd.(b)	88,492	1,825,461
GlaxoSmithKline Pharmaceuticals Ltd.	99,913	2,895,945
Glenmark Life Sciences Ltd.	72,266	927,184
Glenmark Pharmaceuticals Ltd.	330,837	5,994,836
Granules India Ltd.	318,033	2,203,215
Hikal Ltd.	85,309	416,696
Ipca Laboratories Ltd.	327,219	5,986,973
JB Chemicals & Pharmaceuticals Ltd., NVS	164,490	3,385,875
Jubilant Pharmova Ltd., Class A	148,709	2,179,199
Laurus Labs Ltd.(b)	826,769	5,562,324
Marksans Pharma Ltd.	482,987	1,966,771
Natco Pharma Ltd.	188,547	3,074,453
Neuland Laboratories Ltd.	18,066	3,582,322
Orchid Pharma Ltd.(a)	35,012	696,372
Piramal Pharma Ltd., NVS	1,395,364	4,446,419
Procter & Gamble Health Ltd.	17,341	1,062,476
Sanofi Consumer Healthcare India Ltd., NVS(a)	21,733	1,241,125
Sanofi India Ltd.	19,115	1,445,678
Shilpa Medicare Ltd.(a)	90,789	967,450
Strides Pharma Science Ltd.	141,013	2,734,951
Sun Pharma Advanced Research Co. Ltd.(a)	153,202	393,338
Suven Pharmaceuticals Ltd.(a)	238,689	3,688,973
Wockhardt Ltd.(a)	162,855	2,712,192
		73,872,702
Security	Shares	Value
Professional Services — 1.8%
BLS International Services Ltd.	240,919	$1,112,273
Computer Age Management Services Ltd.	104,639	6,129,019
eClerx Services Ltd.	50,586	2,096,518
eMudhra Ltd.	67,393	705,653
Firstsource Solutions Ltd.	739,935	3,225,507
Latent View Analytics Ltd.(a)	120,994	643,956
Quess Corp. Ltd.(b)	139,555	1,167,142
RITES Ltd.	226,762	766,686
TeamLease Services Ltd.(a)	27,360	938,457
		16,785,211
Real Estate Management & Development — 2.1%
Anant Raj Ltd.	282,180	2,257,683
Brigade Enterprises Ltd.	316,888	4,675,636
Equinox India Developments Ltd.(a)	1,057,632	1,720,004
Hemisphere Properties India Ltd.(a)	186,281	383,674
Keystone Realtors Ltd.(a)	73,119	616,075
Mahindra Lifespace Developers Ltd.	180,764	1,060,122
Max Estates Ltd.(a)	132,771	863,720
NESCO Ltd.	49,734	622,104
Puravankara Ltd.	139,820	629,700
Raymond Ltd.	79,260	1,543,990
SignatureGlobal India Ltd.(a)	66,297	1,059,880
Sobha Ltd.	89,993	1,780,766
Sunteck Realty Ltd.	118,387	723,318
TARC Ltd.(a)	203,879	532,073
Valor Estate Ltd.(a)	381,095	783,312
		19,252,057
Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(a)	122,546	643,234
Software — 1.9%
AurionPro Solutions Ltd.	51,728	1,000,614
Birlasoft Ltd.	387,485	2,718,125
CE Info Systems Ltd.	31,850	663,238
Intellect Design Arena Ltd.	196,516	1,672,744
KPIT Technologies Ltd.	385,833	6,266,998
Moschip Technologies Ltd., NVS(a)	201,433	542,101
Newgen Software Technologies Ltd.	146,548	2,055,985
Rategain Travel Technologies Ltd.(a)	125,202	1,042,907
Route Mobile Ltd.	37,134	633,757
Tanla Platforms Ltd.	152,921	1,274,586
		17,871,055
Specialty Retail — 1.1%
Aditya Birla Fashion and Retail Ltd.(a)	884,187	3,292,807
Aditya Vision Ltd., NVS(b)	89,596	504,146
Arvind Fashions Ltd.	172,854	1,168,033
Electronics Mart India Ltd., NVS(a)	214,783	459,312
Ethos Ltd., NVS(a)	25,989	1,011,670
Go Fashion India Ltd.(a)	63,707	847,138
PC Jeweller Ltd.(a)	439,181	852,276
Redtape Ltd./India(a)	81,816	792,613
Senco Gold Ltd., NVS	64,175	877,316
Thanga Mayil Jewellery Ltd., NVS	22,756	535,163
		10,340,474
Technology Hardware, Storage & Peripherals — 0.1%
Netweb Technologies India Ltd., NVS	39,892	1,303,768
Textiles, Apparel & Luxury Goods — 2.9%
Alok Industries Ltd.(a)	2,875,270	726,553
Arvind Ltd.	370,475	1,662,772
Bata India Ltd.	119,380	1,997,100
Campus Activewear Ltd.(a)	219,748	743,195

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ganesha Ecosphere Ltd.	32,888	$935,879
Garware Technical Fibres Ltd.	20,742	1,143,472
Gokaldas Exports Ltd.(a)	134,769	1,540,656
Indo Count Industries Ltd.	183,876	708,384
KPR Mill Ltd.	241,916	2,807,837
PDS Ltd.	82,979	546,246
Rajesh Exports Ltd.(a)	207,014	584,068
Raymond Lifestyle Ltd., NVS(a)	57,491	1,392,671
Relaxo Footwears Ltd.	176,622	1,402,151
Safari Industries India Ltd.	57,660	1,770,315
Swan Energy Ltd.	258,822	1,874,573
Trident Ltd.	2,954,964	1,191,572
Vaibhav Global Ltd.	118,500	396,567
Vardhman Textiles Ltd.	234,910	1,325,614
Vedant Fashions Ltd.	143,264	2,437,289
VIP Industries Ltd.	147,559	901,780
Welspun Living Ltd.	468,972	848,965
		26,937,659
Tobacco — 0.3%
Godfrey Phillips India Ltd.	29,458	1,985,460
VST Industries Ltd.	91,947	351,971
		2,337,431
Trading Companies & Distributors — 0.4%
IndiaMART Intermesh Ltd.(b)	69,769	1,939,257
MSTC Ltd.	49,712	425,221
Refex Industries Ltd.	113,909	703,108
Sanghvi Movers Ltd.	83,196	326,575
		3,394,161
Transportation Infrastructure — 0.1%
Gujarat Pipavav Port Ltd.	630,979	1,406,297
Security	Shares	Value
Water Utilities — 0.2%
VA Tech Wabag Ltd.(a)	95,245	$2,027,382
Total Long-Term Investments — 100.1% (Cost: $632,802,058)		930,931,647
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	29,840,000	29,840,000
Total Short-Term Securities — 3.2% (Cost: $29,840,000)		29,840,000
Total Investments — 103.3% (Cost: $662,642,058)		960,771,647
Liabilities in Excess of Other Assets — (3.3)%		(30,915,680)
Net Assets — 100.0%		$929,855,967

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,229,315, representing 0.2% of its net assets as of period end, and an original cost of $1,091,695.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$12,490,000	$17,350,000 (a)	$—	$—	$—	$29,840,000	29,840,000	$547,725	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	7	12/26/24	$341	$(1,130)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$54,507,726	$876,423,921	$—	$930,931,647
Short-Term Securities
Money Market Funds	29,840,000	—	—	29,840,000
	$84,347,726	$876,423,921	$—	$960,771,647
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,130)	$—	$(1,130)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust